AMBASSADOR FUNDS

CERTIFICATION PURSUANT TO RULE 497(j)

RE:  AMBASSADOR FUNDS (THE”REGISTRANT”)

NO.: 333-36796(1933 ACT)

The undersigned, on behalf of Ambassador Funds (the "Registrant") hereby certifies that the form of Prospectus and Statement of Additional Information, filed for the Selkirk Funds’, each dated August 1, 2011, that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant's most recent post-effective amendment to its registration statement on Form N-1A.  The text of such amendment to the registration statement was filed electronically.

Dated: August 2, 2011

Ambassador Funds

By:  /S/ Maria C. De Nicolo

     Maria C. De Nicolo, CFO